Reconciliation of Geographic Revenues to Revenues by Operating Segment Based on Domicile of Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 1,870,972	$ 1,808,966	$ 1,717,577
North America Services
Segment Reporting Information [Line Items]
Total revenues	945,800	930,700	927,600
International Services
Segment Reporting Information [Line Items]
Total revenues	410,100	390,900	332,200
Merchant Services
Segment Reporting Information [Line Items]
Total revenues	515,100	487,400	457,800
United States
Segment Reporting Information [Line Items]
Total revenues	1,219,900	1,227,800	1,204,400
United States | North America Services
Segment Reporting Information [Line Items]
Total revenues	705,500	741,500	748,200
United States | Merchant Services
Segment Reporting Information [Line Items]
Total revenues	514,400	486,300	456,200
Europe
Segment Reporting Information [Line Items]
Total revenues	293,000	283,500	250,200
Europe | North America Services
Segment Reporting Information [Line Items]
Total revenues	800	700	800
Europe | International Services
Segment Reporting Information [Line Items]
Total revenues	292,200	282,800	249,400
Canada
Segment Reporting Information [Line Items]
Total revenues	217,500	171,500	161,900
Canada | North America Services
Segment Reporting Information [Line Items]
Total revenues	217,300	171,100	161,400
Canada | Merchant Services
Segment Reporting Information [Line Items]
Total revenues	200	400	500
Japan
Segment Reporting Information [Line Items]
Total revenues	78,600	76,300	61,300
Japan | International Services
Segment Reporting Information [Line Items]
Total revenues	78,600	76,300	61,300
Mexico
Segment Reporting Information [Line Items]
Total revenues	11,700	7,800	7,900
Mexico | North America Services
Segment Reporting Information [Line Items]
Total revenues	11,700	7,800	7,900
Other
Segment Reporting Information [Line Items]
Total revenues	50,300	42,100	31,900
Other | North America Services
Segment Reporting Information [Line Items]
Total revenues	10,500	9,600	9,300
Other | International Services
Segment Reporting Information [Line Items]
Total revenues	39,300	31,800	21,500
Other | Merchant Services
Segment Reporting Information [Line Items]
Total revenues	$ 500	$ 700	$ 1,100